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                                                     December 10, 1999

Electronic Filing
-----------------

Securities & Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

                       Re: MuniHoldings Florida Insured Fund
                           Pre-Effective Amendment No. 1 to the
                           Registration Statement on Form N-14
                           (Securities Act File No. 333-88463,
                           Investment Company Act File No. 811-08349)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Florida Insured Fund (the "Fund") hereby certifies that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

     (2) the text of Pre-Effective Amendment No. 1 of the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on November 10, 1999.




                                              Very truly yours,

                                              MuniHoldings Florida Insured Fund


                                              William E. Zitelli, Jr.
                                              Secretary of the Fund